UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Municipal

Income Fund

Semiannual Report

September 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2016

Eaton Vance

Floating-Rate Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	0.40%	0.49%	0.92%	2.14%
Class A with 2.25% Maximum Sales Charge	—	—	–1.90	–1.81	0.47	1.90
Class I at NAV	08/03/2010	05/29/1992	0.48	0.64	1.07	2.22
Bloomberg Barclays 1 Year Municipal Bond Index	—	—	0.15%	0.43%	0.70%	1.91%

% Total Annual Operating Expense Ratios[3]					Class A	Class I
					0.61%	0.46%

% Distribution Rates/Yields[4]					Class A	Class I
Distribution Rate					0.84%	0.99%
Taxable-Equivalent Distribution Rate					1.48	1.75
SEC 30-day Yield					0.78	0.94
Taxable-Equivalent SEC 30-day Yield					1.37	1.67

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Prior to August 24, 2016, Bloomberg Barclays 1 Year Municipal Bond Index was named Barclays 1 Year Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.00	$3.11	0.62%
Class I	$1,000.00	$1,004.80	$2.36	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.00	$3.14	0.62%
Class I	$1,000.00	$1,022.70	$2.38	0.47%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

4

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 96.0%

Security	Principal Amount (000’s omitted)	Value

Education — 8.8%
Bethlehem Area School District Authority, PA, 0.796%, 1/1/18 (Put Date), 1/1/30(1)	$2,995	$2,985,146
California Infrastructure and Economic Development Bank, (The Colburn School), 1.84%, 6/1/20 (Put Date), 8/1/37(1)	2,000	2,013,260
Massachusetts Health and Educational Facilities Authority, (Tufts University), (SPA: Wells Fargo Bank, N.A.), 0.84%, 2/15/26(2)	1,000	1,000,000
Michigan State University, (SPA: Royal Bank of Canada), 0.85%, 2/15/34(3)	1,500	1,500,000
West Virginia University, 1.37%, 10/1/19 (Put Date), 10/1/41(1)	4,500	4,492,350

		$11,990,756

Electric Utilities — 6.9%
Long Island Power Authority, NY, Electric System Revenue, 1.016%, 11/1/18 (Put Date), 5/1/33(1)	$6,000	$5,991,600
Oklahoma Municipal Power Authority, 1.64%, 8/1/18 (Put Date), 1/1/23(1)	1,510	1,508,007
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.35% to 5/1/18 (Put Date), 11/1/27	2,000	2,001,700

		$9,501,307

General Obligations — 12.4%
California, 1.59%, 5/1/17(1)	$1,100	$1,100,220
Connecticut, 1.86%, 8/15/20(1)	3,000	3,014,700
Connecticut, 2.19%, 3/1/18 (Put Date), 3/1/19(1)	1,000	1,000,020
Illinois, 5.00%, 8/1/17	1,000	1,030,430
Illinois, 5.00%, 1/1/18	1,000	1,040,450
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/17	250	248,162
Manheim Township School District, PA, 0.756%, 5/1/18 (Put Date), 5/1/25(1)	1,610	1,589,553
Massachusetts, 0.967%, 11/1/18(1)	1,500	1,495,095
Mesquite Independent School District, TX, (PSF Guaranteed), (SPA: JPMorgan Chase Bank, N.A.), 0.91%, 8/1/29(3)	2,000	2,000,000
Mississippi, 1.37%, 9/1/17(1)	2,445	2,447,641
New York, NY, 1.42%, 8/1/27(1)	2,000	1,999,100

		$16,965,371

Hospital — 25.3%
Allen County, OH, (Mercy Health), 1.59%, 5/1/20 (Put Date), 11/1/35(1)	$1,250	$1,239,600
California Statewide Communities Development Authority, (Kaiser Permanente), 1.79%, 5/1/17 (Put Date), 4/1/52(1)	4,000	4,006,880
Connecticut Health & Educational Facility Authority, (Yale New Haven Health), 0.901%, 7/1/19 (Put Date), 7/1/49(1)	1,435	1,427,552

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 2.74%, 2/1/17 (Put Date), 8/1/38(1)	$7,160	$7,177,828
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 1.79%, 2/18/20 (Put Date), 8/15/35(1)	7,000	7,035,280
Geisinger Authority, PA, (Geisinger Health System Foundation), 1.423%, 6/1/24 (Put Date), 6/1/28(1)	2,000	1,996,200
Gregg County Health Facilities Development Corp., TX, (Good Shepherd Health System Obligated Group), 4.266%, 3/1/17 (Put Date), 10/1/29(1)(4)	1,245	1,247,615
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 1.42%, 12/1/19 (Put Date), 12/1/42(1)	3,000	2,992,920
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Medical Center), (LOC: JPMorgan Chase Bank, N.A.), 0.83%, 9/1/31(2)	1,170	1,170,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 1.39%, 1/30/18 (Put Date), 7/1/38(1)	1,970	1,969,902
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.237%, 5/1/18(1)	530	528,664
North Carolina Medical Care Commission, (Wake Forest Baptist System), 1.58%, 12/1/17 (Put Date), 12/1/33(1)	2,225	2,218,993
Oregon Facilities Authority, (Providence Health and Services), 1.72%, 10/1/17 (Put Date), 10/1/20(1)	1,500	1,500,015

		$34,511,449

Industrial Development Revenue — 8.0%
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), 2.125% to 11/1/19 (Put Date), 11/1/41	$1,000	$1,022,830
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(4)	165	160,050
Oregon, (LOC: Georgia-Pacific LLC), (AMT), 0.95%, 12/1/25(3)	1,250	1,250,000
Sussex County Industrial Development Authority, VA, (Atlantic Waste Disposal, Inc.), (AMT), 2.375% to 5/1/19 (Put Date), 6/1/28	1,500	1,537,395
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.59%, 12/2/19 (Put Date), 12/1/44(1)	7,000	6,920,760

		$10,891,035

Lease Revenue / Certificates of Participation — 3.3%
New Jersey Economic Development Authority, (School Facilities Construction), 1.57%, 2/1/17(1)	$2,725	$2,723,256
New Jersey Economic Development Authority, (School Facilities Construction), 2.39%, 9/1/27(1)	2,000	1,835,680

		$4,558,936

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 9.4%
Lancaster Port Authority, OH, Gas Supply Revenue, (SPA: Royal Bank of Canada), 1.071%, 8/1/19 (Put Date), 5/1/38(1)	$4,105	$4,083,161
New Jersey Economic Development Authority, (School Facilities Construction), 1.74%, 2/1/17(1)	2,230	2,229,889
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.101%, 8/1/19 (Put Date), 11/1/39(1)	6,000	5,955,240
Texas Municipal Gas Acquisition and Supply Corp., 1.31%, 9/15/17(1)	520	518,757

		$12,787,047

Senior Living / Life Care — 0.3%
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	$590	$421,773

		$421,773

Special Tax Revenue — 3.5%
Louisiana, Gasoline and Fuels Tax Revenue, 0.836%, 5/1/17 (Put Date), 5/1/43(1)	$2,500	$2,501,425
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	60	60,135
New York City Transitional Finance Authority, NY, (SPA: Barclays Bank PLC), 0.95%, 5/1/34(2)	2,000	2,000,000
Poinciana West Community Development District, FL, 5.875%, 5/1/22	100	101,118
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(5)	20	0
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(5)	95	66,488

		$4,729,166

Transportation — 15.6%
Harris County, TX, Toll Road Revenue, 1.54%, 8/15/18 (Put Date), 8/15/21(1)	$1,500	$1,499,205
Metropolitan Transportation Authority, NY, 0.831%, 11/1/18 (Put Date), 11/1/26(1)	1,500	1,485,735
Metropolitan Transportation Authority, NY, 1.181%, 11/1/17(1)	1,700	1,700,952
Metropolitan Transportation Authority, NY, 1.42%, 6/1/20 (Put Date), 11/15/39(1)	3,000	2,996,310
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.84%, 12/15/19 (Put Date), 6/15/34(1)	7,000	6,866,650
New Jersey Turnpike Authority, 0.921%, 1/1/18 (Put Date), 1/1/24(1)	1,000	996,490
North Texas Tollway Authority, 1.51%, 1/1/20 (Put Date), 1/1/38(1)	3,000	3,008,160
Pennsylvania Turnpike Commission, 1.72%, 12/1/20(1)	215	214,435

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Pennsylvania Turnpike Commission, 2.11%, 12/1/20(1)	$2,450	$2,475,137

		$21,243,074

Water and Sewer — 2.5%
Massachusetts Water Resources Authority, (SPA: JPMorgan Chase Bank, N.A.), 0.85%, 8/1/37(3)	$2,000	$2,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 0.87%, 6/15/32(2)	1,370	1,370,000

		$3,370,000

Total Tax-Exempt Municipal Securities — 96.0% (identified cost $131,570,005)		$130,969,914

Institutional MuniFund Term Preferred Shares — 1.5%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund, (AMT), 1.74%, 11/1/18(4)(6)	400	$1,997,400

Total Institutional MuniFund Term Preferred Shares — 1.5% (identified cost $2,000,000)		$1,997,400

Total Investments — 97.5% (identified cost $133,570,005)		$132,967,314

Other Assets, Less Liabilities — 2.5%		$3,397,795

Net Assets — 100.0%		$136,365,109

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	13.3%
Texas	10.8%
New Jersey	10.7%
Others, representing less than 10% individually	62.7%

(1)	Floating-rate security. The stated interest rate represents the rate in effect at September 30, 2016.

(2)

Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, represents the rate in effect at September 30, 2016.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at September 30, 2016.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $3,405,065 or 2.5% of the Fund’s net assets.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(6)	Variable rate security. The stated dividend rate represents the rate in effect at September 30, 2016. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

Abbreviations:

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
LOC	–	Letter of Credit
PSF	–	Permanent School Fund
SPA	–	Standby Bond Purchase Agreement

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2016
Investments, at value (identified cost, $133,570,005)	$132,967,314
Cash	2,542,024
Interest receivable	222,591
Receivable for investments sold	1,031,002
Receivable for Fund shares sold	54,765
Total assets	$136,817,696

Liabilities
Payable for Fund shares redeemed	$303,054
Distributions payable	43,420
Payable to affiliates:
Investment adviser fee	37,941
Distribution and service fees	13,345
Accrued expenses	54,827
Total liabilities	$452,587
Net Assets	$136,365,109

Sources of Net Assets
Paid-in capital	$137,549,875
Accumulated net realized loss	(556,668)
Accumulated distributions in excess of net investment income	(25,407)
Net unrealized depreciation	(602,691)
Net Assets	$136,365,109

Class A Shares
Net Assets	$109,417,784
Shares Outstanding	11,170,546
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.80
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.03

Class I Shares
Net Assets	$26,947,325
Shares Outstanding	2,749,811
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.80

On sales of $100,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2016
Interest	$972,939
Dividends	13,407
Total investment income	$986,346

Expenses
Investment adviser fee	$249,033
Distribution and service fees
Class A	89,659
Trustees’ fees and expenses	4,064
Custodian fee	24,622
Transfer and dividend disbursing agent fees	11,567
Legal and accounting services	21,480
Printing and postage	5,893
Registration fees	13,042
Miscellaneous	13,417
Total expenses	$432,777

Net investment income	$553,569

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(560,485)
Net realized loss	$(560,485)
Change in unrealized appreciation (depreciation) —
Investments	$596,164
Net change in unrealized appreciation (depreciation)	$596,164

Net realized and unrealized gain	$35,679

Net increase in net assets from operations	$589,248

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
From operations —
Net investment income	$553,569	$950,952
Net realized gain (loss) from investment transactions	(560,485)	588
Net change in unrealized appreciation (depreciation) from investments	596,164	(1,756,848)
Net increase (decrease) in net assets from operations	$589,248	$(805,308)
Distributions to shareholders —
From net investment income
Class A	$(481,250)	$(721,131)
Class I	(126,115)	(235,509)
From net realized gain
Class A	—	(13,405)
Class I	—	(3,367)
Total distributions to shareholders	$(607,365)	$(973,412)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,684,257	$19,007,949
Class I	6,662,674	29,110,340
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	227,213	361,168
Class I	94,067	164,614
Cost of shares redeemed
Class A	(28,083,252)	(29,890,669)
Class I	(9,644,074)	(33,327,464)
Net decrease in net assets from Fund share transactions	$(23,059,115)	$(14,574,062)

Net decrease in net assets	$(23,077,232)	$(16,352,782)

Net Assets
At beginning of period	$159,442,341	$175,795,123
At end of period	$136,365,109	$159,442,341

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(25,407)	$28,389

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Financial Highlights

	Class A
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014		2013	2012
Net asset value — Beginning of period	$9.800		$9.900	$9.900		$10.420		$10.270	$9.730

Income (Loss) From Operations
Net investment income(1)	$0.036		$0.053	$0.039		$0.166		$0.314	$0.341
Net realized and unrealized gain (loss)	0.003		(0.099)	0.022		(0.511)		0.144	0.535

Total income (loss) from operations	$0.039		$(0.046)	$0.061		$(0.345)		$0.458	$0.876

Less Distributions
From net investment income	$(0.039)		$(0.053)	$(0.041)		$(0.175)		$(0.308)	$(0.336)
From net realized gain	—		(0.001)	(0.020)		—		—	—

Total distributions	$(0.039)		$(0.054)	$(0.061)		$(0.175)		$(0.308)	$(0.336)

Net asset value — End of period	$9.800		$9.800	$9.900		$9.900		$10.420	$10.270

Total Return(2)	0.40	%(3)	(0.46)%	0.62%		(3.33)%		4.49%	9.13%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,418		$129,593	$141,537		$55,713		$50,528	$48,354
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.62	%(5)	0.61%	0.65	%(6)	0.72	%(6)	0.86%	0.89%
Net investment income	0.73	%(5)	0.54%	0.40%		1.66%		3.01%	3.37%
Portfolio Turnover	8	%(3)	7%	103%		115%		32%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014		2013	2012
Net asset value — Beginning of period	$9.800		$9.910	$9.910		$10.430		$10.270	$9.730

Income (Loss) From Operations
Net investment income(1)	$0.044		$0.067	$0.052		$0.183		$0.323	$0.351
Net realized and unrealized gain (loss)	0.003		(0.108)	0.024		(0.512)		0.161	0.540

Total income (loss) from operations	$0.047		$(0.041)	$0.076		$(0.329)		$0.484	$0.891

Less Distributions
From net investment income	$(0.047)		$(0.068)	$(0.056)		$(0.191)		$(0.324)	$(0.351)
From net realized gain	—		(0.001)	(0.020)		—		—	—

Total distributions	$(0.047)		$(0.069)	$(0.076)		$(0.191)		$(0.324)	$(0.351)

Net asset value — End of period	$9.800		$9.800	$9.910		$9.910		$10.430	$10.270

Total Return(2)	0.48	%(3)	(0.41)%	0.77%		(3.17)%		4.74%	9.29%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,947		$29,849	$34,258		$5,566		$4,148	$1,026
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.47	%(5)	0.46%	0.50	%(6)	0.57	%(6)	0.71%	0.73%
Net investment income	0.88	%(5)	0.69%	0.53%		1.82%		3.09%	3.44%
Portfolio Turnover	8	%(3)	7%	103%		115%		32%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.11% of average daily net assets for the years ended March 31, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Institutional MuniFund Term Preferred Shares. Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividends on Institutional MuniFund Term Preferred Shares are accrued daily based on rates that reset weekly.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.

As of September 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

13

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to September 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,588,372

Gross unrealized appreciation	$179,499
Gross unrealized depreciation	(800,557)

Net unrealized depreciation	$(621,058)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more. For the six months ended September 30, 2016, the investment adviser fee amounted to $249,033 or 0.34% (annualized) of the Fund’s average daily net assets. BMR had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceeded 0.65% and 0.50% of the Fund’s average daily net assets for Class A and Class I, respectively, through July 31, 2016. Pursuant to this agreement, BMR reimbursed no expenses for the six months ended September 30, 2016.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2016, EVM earned $561 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $547 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2016. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

14

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2016 amounted to $89,659 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Prior to September 30, 2015, Class A shares may have been subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective September 30, 2015, the CDSC on Class A shares was eliminated for new share purchases. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2016, the Fund was informed that EVD received approximately $400 of CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,040,000 and $35,758,813, respectively, for the six months ended September 30, 2016.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	783,831	1,934,825
Issued to shareholders electing to receive payments of distributions in Fund shares	23,159	36,767
Redemptions	(2,861,836)	(3,040,918)

Net decrease	(2,054,846)	(1,069,326)

Class I	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	678,719	2,956,486
Issued to shareholders electing to receive payments of distributions in Fund shares	9,586	16,751
Redemptions	(983,191)	(3,386,940)

Net decrease	(294,886)	(413,703)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2016.

15

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$130,969,914	$—	$130,969,914
Institutional MuniFund Term Preferred Shares	—	1,997,400	—	1,997,400

Total Investments	$—	$132,967,314	$—	$132,967,314

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

16

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

17

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Floating-Rate Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

18

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

19

Eaton Vance

Floating-Rate Municipal Income Fund

September 30, 2016

Officers and Trustees

Officers of Eaton Vance Floating-Rate Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Municipal Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.16

Eaton Vance

National Limited Maturity Municipal Income Fund

Semiannual Report

September 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2016

Eaton Vance

National Limited Maturity Municipal Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	29

Important Notices	30

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	1.39%	3.60%	3.39%	3.31%
Class A with 2.25% Maximum Sales Charge	—	—	–0.85	1.29	2.92	3.08
Class B at NAV	05/22/1992	05/22/1992	0.91	2.82	2.61	2.54
Class B with 3% Maximum Sales Charge	—	—	–2.08	–0.18	2.61	2.54
Class C at NAV	12/08/1993	05/22/1992	1.01	2.87	2.62	2.55
Class C with 1% Maximum Sales Charge	—	—	0.01	1.87	2.62	2.55
Class I at NAV	10/01/2009	05/22/1992	1.37	3.75	3.54	3.41
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	1.77%	4.60%	3.71%	4.82%

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.66%	1.41%	1.41%	0.51%

% Distribution Rates/Yields[4]			Class A	Class B	Class C	Class I
Distribution Rate			2.75%	2.01%	2.01%	2.90%
Taxable-Equivalent Distribution Rate			4.86	3.55	3.55	5.12
SEC 30-day Yield			0.93	0.21	0.21	1.10
Taxable-Equivalent SEC 30-day Yield			1.64	0.37	0.37	1.95

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6–8 years. Prior to August 24, 2016, Bloomberg Barclays 7 Year Municipal Bond Index was named Barclays 7 Year Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,013.90	$3.28	0.65%
Class B	$1,000.00	$1,009.10	$7.05	1.40%
Class C	$1,000.00	$1,010.10	$7.05	1.40%
Class I	$1,000.00	$1,013.70	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.29	0.65%
Class B	$1,000.00	$1,018.00	$7.08	1.40%
Class C	$1,000.00	$1,018.00	$7.08	1.40%
Class I	$1,000.00	$1,022.60	$2.54	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

4

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 98.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	$210	$226,850
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,893,940
New York Environmental Facilities Corp., (Water Revenue-Sub-Revolving), 5.00%, 6/15/22	3,130	3,819,790
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	280	323,386
Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,850	2,062,602
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,000	5,683,050

		$16,009,618

Education — 4.2%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	$100	$119,219
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	145	152,275
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	500	552,205
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/21	250	290,863
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/22	300	355,656
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/23	300	363,861
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/24	665	818,874
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/22	200	234,720
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	479,348
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.00%, 9/1/25	1,000	1,179,510
Missouri Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	2,555	2,555,332
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), Prerefunded to 6/1/19, 7.125%, 12/1/23	2,750	3,193,327
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,845,840
New York Dormitory Authority, (Third Generation Resolution), 5.00%, 5/15/26	3,400	4,069,018
Ohio State University, General Receipts, 5.00%, 12/1/23	225	244,985
Romeoville, IL, (Lewis University), 5.00%, 10/1/21	500	572,350

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	$500	$582,450
Union County Higher Educational Facilities Financing Authority, PA, (Bucknell University), 5.00%, 4/1/28	530	616,666
University of California, Prerefunded to 5/15/17, 5.00%, 5/15/21	480	497,611
University of California, Series Q, 5.00%, 5/15/21	20	20,735
University of Massachusetts Building Authority, 5.00%, 11/1/22	1,750	2,135,297
University of Pittsburgh, 5.50%, 9/15/23	750	833,610
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/23	1,235	1,447,778
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/24	675	792,761
Vermont Educational and Health Buildings Financing Agency, (St. Michael’s College), 5.00%, 10/1/26	575	669,110
Virginia College Building Authority, (University of Richmond), 0.78% to 9/30/16 (Put Date), 11/1/36	1,050	1,050,000
Washington County Industrial Development Authority, PA, (Washington & Jefferson College), 5.00%, 11/1/23	1,000	1,113,710

		$29,787,111

Electric Utilities — 5.9%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,235	$4,919,842
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	2,390	2,678,425
Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,000	2,205,160
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	2,250	2,297,745
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	3,222,390
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	2,950	2,966,550
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,793,050
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,527,435
Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,000	2,339,340
Ohio Air Quality Development Authority, (FirstEnergy Generation, LLC), 5.625%, 6/1/18	3,645	3,749,028
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	2,685	2,960,991
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.95%, 10/1/20	5,045	5,666,695

5	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	$5,070	$5,611,628

		$41,938,279

Escrowed / Prerefunded — 7.4%
Bucks County, PA, Prerefunded to 11/1/18, 5.125%, 5/1/21	$500	$544,190
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/18, 5.00%, 1/1/27	355	373,520
California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), Escrowed to Maturity, 4.50%, 11/15/16(1)	440	442,072
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/16, 5.00%, 12/1/20	5,265	5,303,592
Chemeketa, OR, Community College District, Prerefunded to 6/15/18, 5.50%, 6/15/22	1,000	1,079,050
Chester County, PA, Prerefunded to 7/15/19, 5.00%, 7/15/28	1,205	1,341,008
Dauphin County General Authority, PA, (Pinnacle Health System), Prerefunded to 6/1/19, 5.75%, 6/1/20	3,860	4,350,452
Fairfax County, VA, Water Authority, Prerefunded to 4/1/17, 5.00%, 4/1/18	695	709,922
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Escrowed to Maturity, 5.00%, 11/15/16	1,205	1,211,495
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/20	1,860	1,870,193
Highlands County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/16, 5.125%, 11/15/22	2,835	2,850,536
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	675	729,162
Idaho Bond Bank Authority, Prerefunded to 9/15/18, 5.00%, 9/15/21	235	253,856
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/20	2,240	2,256,352
Lexington One School Facilities Corp., SC, (Lexington County School District No. 1), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,945	1,959,198
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	3,200	3,591,872
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,840	1,968,598
Michigan, Prerefunded to 5/1/19, 6.00%, 11/1/22	2,985	3,374,513
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	1,255	1,297,444
North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,195	1,222,103

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Ohio State University, General Receipts, Prerefunded to 12/1/18, 5.00%, 12/1/23	$25	$27,229
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 4.625%, 7/1/22	1,000	1,101,480
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), Prerefunded to 9/1/20, 5.00%, 9/1/27	1,000	1,155,650
Pennsylvania State University, Prerefunded to 3/1/19, 5.00%, 3/1/24	1,000	1,098,790
Pennsylvania Turnpike Commission, Series 2009D, Prerefunded to 12/1/19, 5.00%, 12/1/22	500	563,710
Rutgers State University, NJ, Series F, Prerefunded to 5/1/19, 5.00%, 5/1/23	1,000	1,104,700
Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	545	551,524
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	2,185	2,375,707
Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), Prerefunded to 10/1/17, 5.00%, 10/1/19	7,500	7,818,600

		$52,526,518

General Obligations — 13.3%
Beaverton School District 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/22	$4,000	$4,847,120
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,407,120
Bingham and Bonneville Counties, ID, Joint School District No. 93, 5.00%, 9/15/25	630	765,475
California, 5.00%, 12/1/21	6,000	7,184,880
California, 5.00%, 10/1/23	4,000	4,983,800
Chester County, PA, 5.00%, 7/15/28	325	360,594
Daniel Boone Area School District, PA, 5.00%, 8/15/19	1,000	1,071,300
Franklin Township, NJ, School District, 5.00%, 8/15/22	1,000	1,205,490
Gwinnett County, GA, School District, 5.00%, 2/1/26	2,220	2,839,313
Illinois, 5.00%, 5/1/22	6,000	6,750,840
Illinois, 5.00%, 6/1/26	4,000	4,640,320
Kentwood, MI, Public Schools, 4.00%, 5/1/21	465	520,791
Kentwood, MI, Public Schools, 4.00%, 5/1/23	950	1,096,063
Laredo, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	1,750	1,655,448
Leander, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/15/19	1,385	1,345,652
Maryland State and Local Facilities, Prerefunded to 8/1/17, 5.00%, 8/1/18	7,500	7,762,725
Massachusetts, 5.00%, 8/1/23	7,500	9,314,550
Millcreek Township, PA, School District, 5.00%, 9/15/21	3,730	4,334,782
Millcreek Township, PA, School District, 5.00%, 9/15/25	500	606,730

6	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Morris County Improvement Authority, NJ, 4.00%, 5/1/22	$1,000	$1,152,420
Mount Lebanon, PA, School District, 5.00%, 2/15/28	1,280	1,389,683
New York, NY, 5.00%, 8/1/24	2,000	2,516,420
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/22	1,925	2,315,197
Omaha Public Facilities Corp., NE, (Omaha Baseball Stadium), 5.00%, 6/1/23	2,095	2,576,117
Oregon, 5.00%, 5/1/28	500	644,705
Oregon, 5.00%, 5/1/29	1,000	1,278,910
Oregon, 5.00%, 11/1/29	2,255	2,878,169
Oregon, 5.00%, 11/1/30	1,370	1,744,709
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	1,250	1,427,075
Pittsburgh, PA, 5.00%, 9/1/26	1,000	1,189,620
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/23	13,860	12,443,785

		$94,249,803

Hospital — 9.2%
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$500	$534,580
Allegheny County, PA, Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	500	537,990
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/28	1,000	1,214,670
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/17	540	562,739
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/21	300	347,850
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	218,840
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	500	536,335
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	500	551,345
Dauphin County General Authority, PA, (Pinnacle Health System), 5.75%, 6/1/20	2,640	2,962,001
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), 5.00%, 7/1/23	1,000	1,147,400
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	640	774,509
Halifax Hospital Medical Center, FL, 5.00%, 6/1/22	515	610,816
Halifax Hospital Medical Center, FL, 5.00%, 6/1/24	325	397,706
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,712,138
Hamilton County, OH, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/24	1,250	1,552,187
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	561,536
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,152,350

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/24	$500	$580,505
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/22	2,215	2,673,527
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/20	1,000	1,118,650
Lancaster County Hospital Authority, PA, (Lancaster General Hospital), Prerefunded to 3/15/17, 5.00%, 3/15/22	635	647,217
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	3,200	3,902,560
Lycoming County Authority, PA, (Susquehanna Health System), 5.10%, 7/1/20	750	828,420
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	2,715	2,974,825
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,250	1,381,813
Michigan Finance Authority, (Beaumont Health), 5.00%, 8/1/22	1,500	1,798,635
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	340	343,301
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/20	650	737,159
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/21	760	884,792
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	1,000	1,191,290
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,340	1,683,951
New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,000	1,031,890
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/21	1,000	1,174,770
Norfolk, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/27	2,500	2,957,300
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	5,000	5,832,900
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.125%, 10/1/26	955	1,057,013
Orange County Health Facilities Authority, FL, (Orlando Health, Inc.), 5.375%, 10/1/23	970	1,090,930
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,210,750
Philadelphia Hospitals and Higher Education Facilities Authority, PA, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	925	1,061,956
Pulaski County, AR, (Arkansas Children’s Hospital), 5.00%, 3/1/25	1,000	1,257,290
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	2,650	2,917,597

7	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/17	$490	$507,297
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/18	490	521,149
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/19	350	381,969
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/20	375	414,394
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/22	500	560,705
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/23	250	281,343
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	285	322,925
University of California, (Regents Medical Center), 5.00%, 5/15/22	890	1,080,469
Washington Township, CA, Health Care District, 5.50%, 7/1/19	250	278,405
Washington Township, CA, Health Care District, 5.75%, 7/1/24	1,750	1,955,590
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/23	845	1,054,002
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/24	625	789,219
Yuma, AZ, Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,488,115

		$65,349,615

Housing — 0.6%
Allegheny County, PA, Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$640	$641,491
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/23	350	389,109
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/24	270	301,415
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/25	360	403,315
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 4.00%, 4/1/26	375	419,340
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/31	1,330	1,560,715
Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	565	565,412

Security	Principal Amount (000’s omitted)	Value

Housing (continued)
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(2)	$95	$75,991

		$4,356,788

Industrial Development Revenue — 5.5%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$1,870	$1,910,055
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,880,000
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25(1)	2,415	2,424,056
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(1)	2,300	2,231,000
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,780	1,989,951
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	3,000	3,062,010
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	1,750	1,697,500
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	500	553,065
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	6,190	6,410,055
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,465,510
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	1,017,850
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,000	6,571,560
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,931,350

		$39,143,962

Insured – Cogeneration — 0.2%
Pennsylvania Economic Development Financing Authority, (Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,300	$1,304,420

		$1,304,420

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$500	$607,450

8	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	$1,000	$1,026,400
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,025	2,326,867
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,150	6,204,256

		$10,164,973

Insured – Electric Utilities — 0.5%
Louisiana Energy & Power Authority, (AGM), 5.25%, 6/1/25	$1,125	$1,384,436
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	500	534,930
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,356,289

		$3,275,655

Insured – Escrowed / Prerefunded — 3.2%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,250	$1,424,350
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/21	925	1,098,595
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/22	1,105	1,347,426
Denver, CO, City and County, Excise Tax Revenue, (AGC), Prerefunded to 9/1/19, 6.00%, 9/1/23	5,000	5,734,400
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/21	1,045	1,126,458
Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), Prerefunded to 7/15/18, 5.25%, 7/15/25	1,000	1,077,950
Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), Prerefunded to 6/1/17, 5.00%, 6/1/19	5,000	5,141,750
North Hudson, NJ, Sewer Authority, (NPFG), Escrowed to Maturity, 5.125%, 8/1/22	1,000	1,225,800
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/24	700	759,605
Philadelphia Authority for Industrial Development Revenue, PA, (NPFG), Prerefunded to 12/1/16, 5.00%, 12/1/22	1,000	1,007,280
Pittsburgh, PA, School District, (AGM), Prerefunded to 9/1/20, 5.00%, 9/1/22	15	17,322
Pocono Mountain School District, PA, (AGM), Prerefunded to 3/1/17, 5.00%, 9/1/28	340	346,014
San Mateo County Transportation District, CA, (NPFG), Escrowed to Maturity, 5.25%, 6/1/17	500	515,145
Westmoreland Municipal Authority, PA, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,900	1,839,447

		$22,661,542

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 10.1%
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	$1,000	$1,187,760
Boston, MA, (NPFG), 0.125%, 3/1/22	8,000	7,543,440
Cambria County, PA, (BAM), 5.00%, 8/1/21	1,455	1,666,295
Cambria County, PA, (BAM), 5.00%, 8/1/22	2,430	2,839,090
Delaware Valley Regional Finance Authority, PA, (AMBAC), 5.50%, 8/1/18	750	804,540
Freehold, NJ, Regional High School District, (NPFG), 5.00%, 3/1/18	100	105,594
Glendale, AZ, (AGM), 5.00%, 7/1/22	2,000	2,372,280
Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	970	1,052,120
Jackson Township, NJ, Board of Education of Ocean County, (NPFG), 5.25%, 6/15/23	6,000	7,329,840
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/21	1,055	1,252,865
Linn County, OR, Community School District No. 9, (Lebanon), (NPFG), 5.25%, 6/15/22	625	761,719
Livonia Public Schools School District, MI, (BAM), 5.00%, 5/1/22	1,675	1,999,917
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,627,010
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/23	940	1,100,129
McHenry County, IL, Community Unit School District No. 12, (AGM), 5.00%, 1/1/24	1,075	1,274,939
Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	7,500	7,576,950
New Haven, CT, (AGM), 5.00%, 8/1/22	5,000	5,959,450
Pennsylvania, (NPFG), 5.375%, 7/1/19	1,000	1,114,430
Philadelphia, PA, School District, (AGM), 5.50%, 6/1/21	1,000	1,150,760
Pocono Mountain School District, PA, (AGM), 5.00%, 9/1/28	660	671,557
Rockland County, NY, (AGM), 5.00%, 3/1/21	3,000	3,445,530
Rockland, NY, (AGM), 4.00%, 5/1/21	1,820	2,018,635
San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	3,000	2,754,360
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,053,900
West Virginia, (NPFG), 0.00%, 11/1/21	4,275	3,971,090

		$71,634,200

Insured – Hospital — 0.5%
Allegheny County, PA, Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$324,608
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Children’s Hospitals and Clinics), (AGM), 0.92% to 9/30/16 (Put Date), 8/15/34	2,000	2,000,000
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	1,800	1,590,156

		$3,914,764

9	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Other Revenue — 0.0%(3)
Cleveland, OH, Parking Facilities, (AGM), Escrowed to Maturity, 5.25%, 9/15/20	$160	$186,478

		$186,478

Insured – Special Tax Revenue — 2.3%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$1,301,130
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	7,000	5,949,930
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,000	6,010,350
Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,000	1,207,030
Successor Agency to Burbank Redevelopment Agency, CA, (BAM), 5.00%, 12/1/22	1,305	1,593,588

		$16,062,028

Insured – Student Loan — 0.3%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,175	$2,370,098

		$2,370,098

Insured – Transportation — 1.4%
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/20	$5,000	$5,699,400
New Orleans Aviation Board, LA, (AGC), 6.00%, 1/1/23	1,040	1,149,127
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/18	1,750	1,861,983
Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	665	693,003
San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	675	716,276

		$10,119,789

Insured – Water and Sewer — 1.8%
Allegheny County, PA, Sanitation Authority, (AGM), 5.00%, 6/1/24	$500	$579,340
Altoona City Authority, PA, Water Revenue, (AGM), 5.25%, 11/1/19	1,355	1,516,665
Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,125	3,399,031
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	5,000	6,059,050
Passaic Valley, NJ, Water Commission, (AGM), 5.00%, 12/15/17	1,020	1,068,246

		$12,622,332

Lease Revenue / Certificates of Participation — 0.9%
California Public Works, (University of California), Escrowed to Maturity, 5.25%, 6/1/20	$500	$578,620
California State Public Works Board, 5.00%, 11/1/26	2,725	3,364,176

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/21	$500	$582,800
Saint Johns County, FL, School Board, 5.00%, 7/1/21	1,500	1,754,970

		$6,280,566

Other Revenue — 3.0%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/23	$1,200	$1,443,000
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/24	1,500	1,839,765
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,244,820
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,200	297,876
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.103% to 8/1/19 (Put Date), 11/1/39(5)	400	397,016
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	4,500	4,372,695
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	220	218,988
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	868,613
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	300	313,017
Seminole Tribe, FL, 5.50%, 10/1/24(1)	1,825	1,894,879
Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,250	5,463,990
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/23	675	787,266
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/24	590	695,610
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/25	1,000	1,189,530

		$21,027,065

Senior Living / Life Care — 1.9%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	$700	$704,781
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 3.25%, 9/1/21(1)	700	708,890
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	2,020,660
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 1.716%, 5/1/21 (Put Date), 5/1/36(5)	1,300	1,302,171
Lancaster, PA, Industrial Development Authority, (Garden Spot Village), 5.00%, 5/1/23	340	384,741
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(1)	200	203,914

10	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/21	$350	$396,749
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/22	315	362,089
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/23	370	429,973
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/24	380	446,819
New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	135	139,443
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	495	353,861
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/27	2,140	2,395,152
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(1)	3,420	3,431,252

		$13,280,495

Special Tax Revenue — 5.3%
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	$2,000	$1,637,960
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,256,607
Jurupa Public Financing Authority, CA, 5.00%, 9/1/21	600	703,782
Louisiana Highway Improvement Revenue, 5.00%, 6/15/25	750	938,708
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,771,425
Michigan Trunk Line, 5.00%, 11/15/23	600	705,930
Michigan Trunk Line, 5.00%, 11/15/26	1,100	1,294,205
Michigan Trunk Line, 5.00%, 11/15/28	2,000	2,343,380
Michigan Trunk Line, 5.00%, 11/15/29	1,500	1,754,295
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(4)	280	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	385	385,865
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/22	3,000	3,609,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/24	4,000	5,002,160
Pennsylvania Turnpike Commission, Oil Franchise Tax, 5.00%, 12/1/25	6,350	7,782,242
Poinciana West Community Development District, FL, 5.875%, 5/1/22	740	748,273
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/22	350	391,402
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/23	310	350,154
Saint Clair County, IL, Highway Revenue, 4.00%, 1/1/24	360	403,913
South Orange County, CA, Public Financing Authority, 5.00%, 8/15/24	1,000	1,170,820
Sterling Hill Community Development District, FL, (Capital Improvements), 5.10%, 5/1/11(4)	275	0

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(4)	$290	$202,965
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), 5.00%, 7/1/25	2,815	3,329,329

		$37,782,415

Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$7,500	$7,575,975
New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,000	1,088,040

		$8,664,015

Transportation — 14.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/26	$840	$954,257
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/28	520	585,239
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.00%, 4/1/22	500	551,275
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/20	2,455	2,796,294
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/21	3,755	4,380,057
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	1,285	1,599,298
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/21	500	571,605
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/26	3,000	3,694,020
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	950	1,090,277
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/22	825	968,946
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,561,118
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	3,100	3,767,368
Delaware River Port Authority, 5.00%, 1/1/27	1,105	1,234,031
Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,000	3,313,740
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	4,750	5,570,895
Hawaii Airports System, 5.25%, 7/1/28	3,650	4,191,514
Kentucky Public Transportation Infrastructure Authority, 0.00%, 7/1/21	550	480,332
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	500	573,750

11	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	$2,500	$3,143,125
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/26	885	1,095,196
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,250	1,535,075
Metropolitan Transportation Authority, NY, 5.00%, 11/15/21	3,000	3,578,160
Metropolitan Washington, DC, Airport Authority System, 5.00%, 10/1/22	5,000	5,755,700
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.50%, 10/1/19	5,000	5,448,150
Metropolitan Washington, DC, Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	7,500	8,319,975
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.04%, 12/15/21 (Put Date), 6/15/34(5)	4,000	3,844,200
New Jersey Turnpike Authority, 5.00%, 1/1/20	1,500	1,635,420
North Texas Tollway Authority, 5.00%, 1/1/26	3,000	3,670,470
North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,000	5,567,350
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/25	1,000	1,147,800
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger), (AMT), 5.00%, 11/1/26	890	1,017,306
Pennsylvania Turnpike Commission, Series 2013C, 5.00%, 12/1/22	1,000	1,204,060
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/23	1,000	1,146,470
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	8,500	9,019,860
South Jersey Transportation Authority, NJ, 5.00%, 11/1/22	325	379,824
South Jersey Transportation Authority, NJ, 5.00%, 11/1/24	1,175	1,414,230
Virginia Transportation Board, 4.00%, 3/15/25	4,645	5,253,449

		$102,059,836

Water and Sewer — 1.8%
Bellingham, WA, Water and Sewer Revenue, 1.04% to 10/7/16 (Put Date), 8/1/19	$2,700	$2,700,000
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,166,710
Fairfax County, Water Authority, VA, 5.00%, 4/1/18	4,305	4,396,740
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,124,900
Massachusetts Water Resources Authority, 0.84% to 10/7/16 (Put Date), 8/1/37	2,500	2,500,000
New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	1,000	1,159,770

		$13,048,120

Total Tax-Exempt Municipal Securities — 98.5% (identified cost $654,908,233)		$699,820,485

Taxable Municipal Securities — 0.5%

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 0.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,806	$2,801,508

		$2,801,508

Student Loan — 0.1%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$1,133,253

		$1,133,253

Total Taxable Municipal Securities — 0.5% (identified cost $3,672,033)		$3,934,761

Total Investments — 99.0% (identified cost $658,580,266)		$703,755,246

Other Assets, Less Liabilities — 1.0%		$6,985,924

Net Assets — 100.0%		$710,741,170

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Pennsylvania	11.0%
Others, representing less than 10% individually	88.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 22.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $26,020,441 or 3.7% of the Fund’s net assets.

(2)	The issuer is in default on the payment of principal but continues to pay interest.

(3)	Amount is less than 0.05%.

(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.

(5)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2016.

12	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
SFMR	–	Single Family Mortgage Revenue
SPA	–	Standby Bond Purchase Agreement

13	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2016
Investments, at value (identified cost, $658,580,266)	$703,755,246
Cash	790,152
Interest receivable	8,082,435
Receivable for Fund shares sold	847,015
Total assets	$713,474,848

Liabilities
Payable for Fund shares redeemed	$1,510,430
Distributions payable	714,709
Payable to affiliates:
Investment adviser fee	230,517
Distribution and service fees	120,223
Accrued expenses	157,799
Total liabilities	$2,733,678
Net Assets	$710,741,170

Sources of Net Assets
Paid-in capital	$710,609,529
Accumulated net realized loss	(45,151,228)
Accumulated undistributed net investment income	107,889
Net unrealized appreciation	45,174,980
Net Assets	$710,741,170

Class A Shares
Net Assets	$263,302,813
Shares Outstanding	25,915,279
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.16
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.39

Class B Shares
Net Assets	$507,243
Shares Outstanding	49,902
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.16

Class C Shares
Net Assets	$117,015,549
Shares Outstanding	12,277,720
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.53

Class I Shares
Net Assets	$329,915,565
Shares Outstanding	32,459,884
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.16

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2016
Interest	$12,148,554
Total investment income	$12,148,554

Expenses
Investment adviser fee	$1,391,883
Distribution and service fees
Class A	205,037
Class B	2,401
Class C	532,946
Trustees’ fees and expenses	18,780
Custodian fee	82,477
Transfer and dividend disbursing agent fees	104,528
Legal and accounting services	43,889
Printing and postage	15,709
Registration fees	59,833
Miscellaneous	41,744
Total expenses	$2,499,227

Net investment income	$9,649,327

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(284,757)
Net realized loss	$(284,757)
Change in unrealized appreciation (depreciation) —
Investments	$(127,578)
Net change in unrealized appreciation (depreciation)	$(127,578)

Net realized and unrealized loss	$(412,335)

Net increase in net assets from operations	$9,236,992

15	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
From operations —
Net investment income	$9,649,327	$19,422,973
Net realized loss from investment transactions	(284,757)	(199,560)
Net change in unrealized appreciation (depreciation) from investments	(127,578)	(1,045,963)
Net increase in net assets from operations	$9,236,992	$18,177,450
Distributions to shareholders —
From net investment income
Class A	$(3,778,424)	$(8,582,588)
Class B	(5,367)	(20,429)
Class C	(1,191,656)	(2,645,480)
Class I	(4,615,813)	(8,173,070)
Total distributions to shareholders	$(9,591,260)	$(19,421,567)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,371,168	$24,778,691
Class B	352	216,947
Class C	5,238,769	13,947,244
Class I	66,004,512	125,502,708
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,147,901	7,154,006
Class B	5,014	18,058
Class C	862,757	1,921,245
Class I	1,375,571	2,318,775
Cost of shares redeemed
Class A	(28,639,100)	(64,065,784)
Class B	(4,201)	(191,089)
Class C	(8,505,542)	(20,771,551)
Class I	(34,367,319)	(70,040,408)
Net asset value of shares exchanged
Class A	43,861	825,559
Class B	(43,861)	(825,559)
Net increase in net assets from Fund share transactions	$18,489,882	$20,788,842

Net increase in net assets	$18,135,614	$19,544,725

Net Assets
At beginning of period	$692,605,556	$673,060,831
At end of period	$710,741,170	$692,605,556

Accumulated undistributed net investment income included in net assets
At end of period	$107,889	$49,822

16	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Financial Highlights

	Class A
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.160		$10.180	$10.000	$10.380	$10.230	$9.750

Income (Loss) From Operations
Net investment income(1)	$0.142		$0.298	$0.314	$0.335	$0.336	$0.364
Net realized and unrealized gain (loss)	(0.001)		(0.020)	0.179	(0.381)	0.152	0.482

Total income (loss) from operations	$0.141		$0.278	$0.493	$(0.046)	$0.488	$0.846

Less Distributions
From net investment income	$(0.141)		$(0.298)	$(0.313)	$(0.334)	$(0.338)	$(0.366)

Total distributions	$(0.141)		$(0.298)	$(0.313)	$(0.334)	$(0.338)	$(0.366)

Net asset value — End of period	$10.160		$10.160	$10.180	$10.000	$10.380	$10.230

Total Return(2)	1.39	%(3)	2.79%	4.98%	(0.39)%	4.88%	8.69%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$263,303		$275,435	$307,562	$282,612	$343,994	$351,754
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.65	%(5)	0.66%	0.69%	0.68%	0.66%	0.68%
Interest and fee expense(6)	—		—	—	—	—	0.00	%(7)
Total expenses(4)	0.65	%(5)	0.66%	0.69%	0.68%	0.66%	0.68%
Net investment income	2.78	%(5)	2.95%	3.09%	3.34%	3.22%	3.61%
Portfolio Turnover	5	%(3)	10%	7%	18%	14%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

17	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Financial Highlights — continued

	Class B
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$10.190	$10.000	$10.390	$10.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.104		$0.224	$0.241	$0.259	$0.258	$0.289
Net realized and unrealized gain (loss)	(0.011)		(0.022)	0.186	(0.390)	0.162	0.471

Total income (loss) from operations	$0.093		$0.202	$0.427	$(0.131)	$0.420	$0.760

Less Distributions
From net investment income	$(0.103)		$(0.222)	$(0.237)	$(0.259)	$(0.260)	$(0.290)

Total distributions	$(0.103)		$(0.222)	$(0.237)	$(0.259)	$(0.260)	$(0.290)

Net asset value — End of period	$10.160		$10.170	$10.190	$10.000	$10.390	$10.230

Total Return(2)	0.91	%(3)	2.02%	4.30%	(1.23)%	4.10%	7.88%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$507		$550	$1,342	$2,360	$3,553	$4,768
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	1.40	%(5)	1.41%	1.44%	1.43%	1.41%	1.43%
Interest and fee expense(6)	—		—	—	—	—	0.00	%(7)
Total expenses(4)	1.40	%(5)	1.41%	1.44%	1.43%	1.41%	1.43%
Net investment income	2.03	%(5)	2.22%	2.38%	2.59%	2.48%	2.86%
Portfolio Turnover	5	%(3)	10%	7%	18%	14%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

18	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.530		$9.550	$9.380	$9.740	$9.590	$9.150

Income (Loss) From Operations
Net investment income(1)	$0.097		$0.209	$0.223	$0.244	$0.241	$0.271
Net realized and unrealized gain (loss)	—	(2)	(0.020)	0.169	(0.361)	0.152	0.441

Total income (loss) from operations	$0.097		$0.189	$0.392	$(0.117)	$0.393	$0.712

Less Distributions
From net investment income	$(0.097)		$(0.209)	$(0.222)	$(0.243)	$(0.243)	$(0.272)

Total distributions	$(0.097)		$(0.209)	$(0.222)	$(0.243)	$(0.243)	$(0.272)

Net asset value — End of period	$9.530		$9.530	$9.550	$9.380	$9.740	$9.590

Total Return(3)	1.01	%(4)	2.01%	4.21%	(1.17)%	4.10%	7.87%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,016		$119,453	$124,647	$115,091	$144,911	$138,971
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(5)	1.40	%(6)	1.41%	1.44%	1.43%	1.41%	1.43%
Interest and fee expense(7)	—		—	—	—	—	0.00	%(8)
Total expenses(5)	1.40	%(6)	1.41%	1.44%	1.43%	1.41%	1.43%
Net investment income	2.03	%(6)	2.21%	2.34%	2.59%	2.47%	2.86%
Portfolio Turnover	5	%(4)	10%	7%	18%	14%	16%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(8)	Amount is less than 0.005%.

19	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.170		$10.190	$10.000	$10.380	$10.230	$9.760

Income (Loss) From Operations
Net investment income(1)	$0.150		$0.314	$0.328	$0.347	$0.351	$0.378
Net realized and unrealized gain (loss)	(0.011)		(0.021)	0.191	(0.377)	0.152	0.473

Total income (loss) from operations	$0.139		$0.293	$0.519	$(0.030)	$0.503	$0.851

Less Distributions
From net investment income	$(0.149)		$(0.313)	$(0.329)	$(0.350)	$(0.353)	$(0.381)

Total distributions	$(0.149)		$(0.313)	$(0.329)	$(0.350)	$(0.353)	$(0.381)

Net asset value — End of period	$10.160		$10.170	$10.190	$10.000	$10.380	$10.230

Total Return(2)	1.37	%(3)	2.94%	5.24%	(0.24)%	5.04%	8.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$329,916		$297,168	$239,511	$131,384	$228,148	$229,815
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(4)	0.50	%(5)	0.51%	0.54%	0.53%	0.51%	0.53%
Interest and fee expense(6)	—		—	—	—	—	0.00	%(7)
Total expenses(4)	0.50	%(5)	0.51%	0.54%	0.53%	0.51%	0.53%
Net investment income	2.93	%(5)	3.10%	3.23%	3.45%	3.37%	3.75%
Portfolio Turnover	5	%(3)	10%	7%	18%	14%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

(7)	Amount is less than 0.005%.

20	See Notes to Financial Statements.

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

21

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to September 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $32,610,901 and deferred capital losses of $12,675,789 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2017 ($13,217,282), March 31, 2018 ($12,920,477) and March 31, 2019 ($6,473,142) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2016, $10,802,725 are short-term and $1,873,064 are long-term.

Included in the amounts above are capital loss carryforwards of $3,856,852 as a result of reorganizations which occurred in prior years. Utilization of these capital loss carryforwards may be limited in accordance with certain income tax regulations.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$658,161,668

Gross unrealized appreciation	$47,647,077
Gross unrealized depreciation	(2,053,499)

Net unrealized appreciation	$45,593,578

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275	2.75

22

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2016, the investment adviser fee amounted to $1,391,883 or 0.39% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2016, EVM earned $4,834 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,344 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2016. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2016 amounted to $205,037 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2016, the Fund paid or accrued to EVD $2,001 and $444,122 for Class B and Class C shares, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2016 amounted to $400 and $88,824 for Class B and Class C shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d) and for Class B, are further limited to a 3% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended September 30, 2016, the Fund was informed that EVD received less than $100, less than $100 and approximately $300 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $81,824,648 and $33,990,661, respectively, for the six months ended September 30, 2016.

23

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	1,310,201	2,453,631
Issued to shareholders electing to receive payments of distributions in Fund shares	308,309	708,279
Redemptions	(2,808,504)	(6,347,414)
Exchange from Class B shares	4,293	81,966

Net decrease	(1,185,701)	(3,103,538)

Class B	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	35	21,488
Issued to shareholders electing to receive payments of distributions in Fund shares	490	1,788
Redemptions	(411)	(18,958)
Exchange to Class A shares	(4,289)	(81,924)

Net decrease	(4,175)	(77,606)

Class C	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	546,678	1,471,271
Issued to shareholders electing to receive payments of distributions in Fund shares	90,104	202,778
Redemptions	(888,606)	(2,194,099)

Net decrease	(251,824)	(520,050)

Class I	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	6,461,660	12,414,596
Issued to shareholders electing to receive payments of distributions in Fund shares	134,707	229,309
Redemptions	(3,364,846)	(6,928,695)

Net increase	3,231,521	5,715,210

24

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$699,820,485	$—	$699,820,485
Taxable Municipal Securities	—	3,934,761	—	3,934,761

Total Investments	$—	$703,755,246	$—	$703,755,246

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

26

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

27

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its peer universe, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

28

Eaton Vance

National Limited Maturity Municipal Income Fund

September 30, 2016

Officers and Trustees

Officers of Eaton Vance National Limited Maturity Municipal Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance National Limited Maturity Municipal Income Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

29

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

30

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.16

Eaton Vance

New York Municipal Opportunities Fund

Semiannual Report

September 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2016

Eaton Vance

New York Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	1.82%	3.79%	2.84%	2.90%
Class A with 2.25% Maximum Sales Charge	—	—	–0.45	1.47	2.36	2.67
Class C at NAV	12/08/1993	05/29/1992	1.46	3.08	2.06	2.12
Class C with 1% Maximum Sales Charge	—	—	0.46	2.08	2.06	2.12
Class I at NAV	08/03/2010	05/29/1992	1.89	3.95	3.01	2.99
Bloomberg Barclays Municipal Bond Index	—	—	2.30%	5.58%	4.48%	4.74%
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	1.77	4.60	3.71	4.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.75%	1.50%	0.60%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.58%	1.84%	2.73%
Taxable-Equivalent Distribution Rate				5.00	3.57	5.29
SEC 30-day Yield				0.98	0.26	1.15
Taxable-Equivalent SEC 30-day Yield				1.90	0.50	2.23

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6–8 years. Prior to August 24, 2016, Bloomberg Barclays Municipal Bond Index and Bloomberg Barclays 7 Year Municipal Bond Index were named Barclays Municipal Bond Index and Barclays 7 Year Municipal Bond Index, respectively. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective April 25, 2016, the Fund changed its name, investment objective and investment strategy to seek to maximize after-tax total return. Effective April 25, 2016, the Fund changed its primary benchmark to Bloomberg Barclays Municipal Bond Index because the investment adviser believes it is a more appropriate benchmark for the Fund. Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.

3

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.20	$3.90	0.77%
Class C	$1,000.00	$1,014.60	$7.68	1.52%
Class I	$1,000.00	$1,018.90	$3.14	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.90	0.77%
Class C	$1,000.00	$1,017.40	$7.69	1.52%
Class I	$1,000.00	$1,022.00	$3.14	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

4

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 91.6%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.5%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$470	$470,244

		$470,244

Education — 7.6%
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/26	$300	$377,712
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/27	330	411,685
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/28	200	246,930
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/21	930	1,063,883
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	1,000	1,148,350
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	302,332
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/25	315	400,044
New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	455	537,410
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/39	1,000	1,206,490
New York Dormitory Authority, (State University Educational Facilities), Prerefunded to 7/1/18, 5.00%, 7/1/20	1,500	1,606,830

		$7,301,666

Electric Utilities — 1.3%
Utility Debt Securitization Authority, 5.00%, 6/15/26	$1,000	$1,254,860

		$1,254,860

Escrowed / Prerefunded — 6.3%
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/21	$1,000	$1,046,700
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/18, 5.00%, 6/15/21	450	481,761
New York City Trust for Cultural Resources, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/26	2,030	2,196,521
New York Dormitory Authority, (NYU Hospital Center), Prerefunded to 7/1/17, 5.25%, 7/1/24	255	263,624
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Escrowed to Maturity, 5.00%, 7/1/17	750	773,385
Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,170	1,276,774

		$6,038,765

Security	Principal Amount (000’s omitted)	Value

General Obligations — 5.8%
Haverstraw-Stony Point Central School District, 4.50%, 5/1/26	$1,010	$1,168,459
Livingston County, 4.50%, 5/1/23	500	588,800
New York, 5.00%, 3/1/24	1,000	1,249,060
New York City, 5.00%, 8/1/24	1,000	1,148,970
Omaha Public Facilities Corp., NE, (Police and Fire), 3.00%, 4/15/36	1,440	1,437,278

		$5,592,567

Hospital — 10.0%
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	$3,450	$3,382,863
Monroe County Industrial Development Corp., (Rochester General Hospital), 4.00%, 12/1/22	820	931,627
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,151,280
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	605,730
New York City Health and Hospitals Corp., 5.50%, 2/15/19	1,000	1,062,390
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/20	740	845,065
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	461,560
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	696,726
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.00%, 12/1/17	485	496,189

		$9,633,430

Housing — 1.9%
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.), 5.00%, 5/1/25	$300	$376,785
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	300	380,055
New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	1,000	1,034,090

		$1,790,930

Industrial Development Revenue — 3.0%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$1,000	$1,020,670
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(1)	500	485,000
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	880,000

5	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(1)	$550	$557,381

		$2,943,051

Insured – Education — 5.8%
New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	$1,420	$1,594,774
New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,085	1,274,213
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,455	1,731,610
New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,000	1,030,810

		$5,631,407

Insured – Electric Utilities — 3.4%
Long Island Power Authority, Electric Systems Revenue, (NPFG), 5.00%, 12/1/22	$1,000	$1,007,320
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,234,459

		$3,241,779

Insured – Escrowed / Prerefunded — 1.2%
New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison), (AGM), Prerefunded to 8/15/18, 5.25%, 8/15/20	$1,000	$1,082,300
Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	105	109,265

		$1,191,565

Insured – General Obligations — 3.2%
Albany City School District, (BAM), 5.00%, 6/15/23	$100	$123,078
Monroe County Industrial Development Corp., (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/21	1,040	1,171,643
Mount Vernon School District, (AGM), 4.50%, 8/15/23	500	592,945
Mount Vernon School District, (AGM), 5.00%, 8/15/24	735	887,770
Rockland County, (AGM), 5.00%, 3/1/23	250	299,837

		$3,075,273

Insured – Hospital — 1.7%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,600	$1,655,680

		$1,655,680

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 5.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,235	$2,590,812
New York Urban Development Corp., Personal Income Tax, (AMBAC), 5.50%, 3/15/19	2,000	2,226,380

		$4,817,192

Insured – Transportation — 1.7%
Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,000	$1,097,260
Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	500	505,005

		$1,602,265

Lease Revenue / Certificates of Participation — 0.5%
New York Urban Development Corp., 5.00%, 1/1/18	$500	$525,540

		$525,540

Other Revenue — 6.4%
MTA Hudson Rail Yards Trust Obligations, 5.00%, 11/15/46	$1,000	$1,100,120
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,000	1,099,140
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	540	588,238
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/27	615	777,422
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/31	2,200	2,584,032

		$6,148,952

Senior Living / Life Care — 4.6%
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	$1,455	$1,705,275
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	750	814,687
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	655	673,785
Westchester County Local Development Corp., (Kendal on Hudson), 3.00%, 1/1/20	625	653,938
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	500	558,370

		$4,406,055

Solid Waste — 2.2%
Babylon Industrial Development Agency, (Covanta Babylon, Inc.), 5.00%, 1/1/19	$2,000	$2,168,840

		$2,168,840

6	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%
New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	$980	$1,083,361
New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/19, 5.00%, 5/1/24	920	1,017,575
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	385	306,937
New York Dormitory Authority, (Sales Tax), 5.00%, 3/15/22	1,000	1,206,290

		$3,614,163

Transportation — 13.2%
Metropolitan Transportation Authority, 5.00%, 11/15/56	$1,860	$2,219,631
New York Thruway Authority, 5.00%, 1/1/24	1,000	1,252,920
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/31	2,000	2,165,420
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	500	588,065
Niagara Falls Bridge Commission, 5.00%, 10/1/21	275	326,769
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/21	1,000	1,156,690
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	953,356
Port Authority of New York and New Jersey, 5.00%, 10/15/41	950	1,152,255
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,000	1,061,160
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/21	1,575	1,876,801

		$12,753,067

Water and Sewer — 2.6%
Erie County Water Authority, 5.00%, 12/1/18	$1,000	$1,089,610
New York Environmental Facilities Corp., 4.00%, 8/15/32	1,250	1,440,313

		$2,529,923

Total Tax-Exempt Municipal Securities — 91.6% (identified cost $83,543,164)		$88,387,214

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 4.391%, 7/15/41	$2,000	$2,024,040

		$2,024,040

Security	Principal Amount (000’s omitted)	Value

Transportation — 2.3%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.673%, 7/1/30	$1,000	$1,024,610
Port Authority of New York and New Jersey, 4.81%, 10/15/65	1,000	1,221,770

		$2,246,380

Total Taxable Municipal Securities — 4.4% (identified cost $4,229,135)		$4,270,420

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.3%
New York and Presbyterian Hospital, 4.763%, 8/1/16	$2,000	$2,176,534

Total Corporate Bonds & Notes — 2.3% (identified cost $2,166,561)		$2,176,534

Closed-End Funds — 0.9%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	58,720	$857,312

Total Closed-End Funds — 0.9% (identified cost $848,996)		$857,312

Miscellaneous — 0.4%

Security	Units	Value

Real Estate — 0.4%
CMS Liquidating Trust(1)(2)(3)	150	$414,868

Total Miscellaneous — 0.4% (identified cost $480,000)		$414,868

Total Investments — 99.6% (identified cost $91,267,856)		$96,106,348

Other Assets, Less Liabilities — 0.4%		$431,998

Net Assets — 100.0%		$96,538,346

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

7	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 22.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 9.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $3,495,535 or 3.6% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

8	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2016
Investments, at value (identified cost, $91,267,856)	$96,106,348
Cash	49,172
Interest and dividends receivable	1,073,320
Receivable for investments sold	50,000
Receivable for Fund shares sold	165,198
Total assets	$97,444,038

Liabilities
Demand note payable	$400,000
Payable for Fund shares redeemed	345,798
Distributions payable	44,209
Payable to affiliates:
Investment adviser fee	31,973
Distribution and service fees	25,533
Accrued expenses	58,179
Total liabilities	$905,692
Net Assets	$96,538,346

Sources of Net Assets
Paid-in capital	$97,528,113
Accumulated net realized loss	(5,811,997)
Accumulated distributions in excess of net investment income	(16,262)
Net unrealized appreciation	4,838,492
Net Assets	$96,538,346

Class A Shares
Net Assets	$53,304,441
Shares Outstanding	5,255,759
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.37

Class C Shares
Net Assets	$25,638,962
Shares Outstanding	2,658,923
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class I Shares
Net Assets	$17,594,943
Shares Outstanding	1,734,726
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.14

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2016
Interest	$1,559,692
Dividends	1,947
Total investment income	$1,561,639

Expenses
Investment adviser fee	$184,613
Distribution and service fees
Class A	37,695
Class C	116,388
Trustees’ fees and expenses	2,591
Custodian fee	17,012
Transfer and dividend disbursing agent fees	18,765
Legal and accounting services	38,240
Printing and postage	6,002
Registration fees	2,928
Miscellaneous	14,655
Total expenses	$438,889

Net investment income	$1,122,750

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,271,767
Net realized gain	$1,271,767
Change in unrealized appreciation (depreciation) —
Investments	$(858,789)
Net change in unrealized appreciation (depreciation)	$(858,789)

Net realized and unrealized gain	$412,978

Net increase in net assets from operations	$1,535,728

10	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
From operations —
Net investment income	$1,122,750	$2,296,794
Net realized gain from investment transactions	1,271,767	18,194
Net change in unrealized appreciation (depreciation) from investments	(858,789)	(164,150)
Net increase in net assets from operations	$1,535,728	$2,150,838
Distributions to shareholders —
From net investment income
Class A	$(653,565)	$(1,358,990)
Class B	—	(559)
Class C	(240,160)	(514,954)
Class I	(218,020)	(397,530)
Total distributions to shareholders	$(1,111,745)	$(2,272,033)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,671,047	$4,371,678
Class B	—	57
Class C	1,792,293	5,327,646
Class I	4,908,720	7,609,253
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	565,561	1,173,307
Class B	—	406
Class C	169,794	379,319
Class I	118,663	245,416
Cost of shares redeemed
Class A	(2,886,426)	(9,208,811)
Class B	—	(48,521)
Class C	(2,774,578)	(5,697,067)
Class I	(1,100,840)	(6,386,042)
Net asset value of shares exchanged
Class A	—	43,596
Class B	—	(43,596)
Net asset value of shares merged*
Class A	—	11,290
Class B	—	(11,290)
Net increase (decrease) in net assets from Fund share transactions	$8,464,234	$(2,233,359)

Net increase (decrease) in net assets	$8,888,217	$(2,354,554)

Net Assets
At beginning of period	$87,650,129	$90,004,683
At end of period	$96,538,346	$87,650,129

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(16,262)	$(27,267)

*	At the close of business on July 27, 2015, Class B shares were merged into Class A shares.

11	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Financial Highlights

	Class A
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.090		$10.110	$10.030	$10.410	$10.350	$9.980

Income (Loss) From Operations
Net investment income(1)	$0.134		$0.275	$0.295	$0.307	$0.316	$0.344
Net realized and unrealized gain (loss)	0.049		(0.023)	0.077	(0.382)	0.058	0.372
Total income (loss) from operations	$0.183		$0.252	$0.372	$(0.075)	$0.374	$0.716

Less Distributions
From net investment income	$(0.133)		$(0.272)	$(0.292)	$(0.305)	$(0.314)	$(0.346)

Total distributions	$(0.133)		$(0.272)	$(0.292)	$(0.305)	$(0.314)	$(0.346)

Net asset value — End of period	$10.140		$10.090	$10.110	$10.030	$10.410	$10.350

Total Return(2)	1.82	%(3)	2.54%	3.74%	(0.69)%	3.65%	7.30%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$53,304		$47,738	$51,458	$52,346	$59,142	$56,993
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.77	%(5)	0.75%	0.77%	0.76%	0.77%	0.78%
Net investment income	2.62	%(5)	2.74%	2.91%	3.05%	3.02%	3.36%
Portfolio Turnover	39	%(3)	9%	8%	15%	9%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.590		$9.610	$9.540	$9.900	$9.840	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.091		$0.190	$0.208	$0.220	$0.226	$0.254
Net realized and unrealized gain (loss)	0.049		(0.023)	0.067	(0.362)	0.058	0.352
Total income (loss) from operations	$0.140		$0.167	$0.275	$(0.142)	$0.284	$0.606

Less Distributions
From net investment income	$(0.090)		$(0.187)	$(0.205)	$(0.218)	$(0.224)	$(0.256)

Total distributions	$(0.090)		$(0.187)	$(0.205)	$(0.218)	$(0.224)	$(0.256)

Net asset value — End of period	$9.640		$9.590	$9.610	$9.540	$9.900	$9.840

Total Return(2)	1.46	%(3)	1.77%	2.90%	(1.42)%	2.91%	6.47%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,639		$26,312	$26,342	$25,778	$28,137	$25,823
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.52	%(5)	1.50%	1.52%	1.51%	1.52%	1.53%
Net investment income	1.88	%(5)	1.99%	2.16%	2.29%	2.27%	2.61%
Portfolio Turnover	39	%(3)	9%	8%	15%	9%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.090		$10.110	$10.030	$10.410	$10.350	$9.970

Income (Loss) From Operations
Net investment income	$0.141	(1)	$0.290 (1)	$0.308 (1)	$0.323 (1)	$0.331	$0.364
Net realized and unrealized gain (loss)	0.050		(0.023)	0.079	(0.383)	0.059	0.378
Total income (loss) from operations	$0.191		$0.267	$0.387	$(0.060)	$0.390	$0.742

Less Distributions
From net investment income	$(0.141)		$(0.287)	$(0.307)	$(0.320)	$(0.330)	$(0.362)

Total distributions	$(0.141)		$(0.287)	$(0.307)	$(0.320)	$(0.330)	$(0.362)

Net asset value — End of period	$10.140		$10.090	$10.110	$10.030	$10.410	$10.350

Total Return(2)	1.89	%(3)	2.70%	3.89%	(0.54)%	3.80%	7.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,595		$13,601	$12,101	$6,225	$7,653	$4,342
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.62	%(5)	0.60%	0.62%	0.61%	0.62%	0.63%
Net investment income	2.77	%(5)	2.89%	3.04%	3.20%	3.16%	3.41%
Portfolio Turnover	39	%(3)	9%	8%	15%	9%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance New York Municipal Opportunities Fund (formerly, Eaton Vance New York Limited Maturity Municipal Income Fund) (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. Prior to April 25, 2016, the Fund’s investment objective was to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as income, capital gains or return of capital based on the nature of the distribution.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest and dividend income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $4,327,138 and deferred capital losses of $2,871,311 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2017 ($718,716), March 31, 2018 ($2,585,819) and March 31, 2019 ($1,022,603) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2016, $1,386,746 are short-term and $1,484,565 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$91,146,779

Gross unrealized appreciation	$5,204,323
Gross unrealized depreciation	(244,754)

Net unrealized appreciation	$4,959,569

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2016, the investment adviser fee amounted to $184,613 or 0.40% (annualized) of the Fund’s average daily net assets.

16

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2016, EVM earned $2,083 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,128 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2016 amounted to $37,695 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2016, the Fund paid or accrued to EVD $96,990 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2016 amounted to $19,398 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2016, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $45,144,525 and $36,123,364, respectively, for the six months ended September 30, 2016.

17

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	752,841	434,990
Issued to shareholders electing to receive payments of distributions in Fund shares	55,599	116,887
Redemptions	(284,444)	(917,831)
Exchange from Class B shares	—	4,347
Merger from Class B shares	—	1,130

Net increase (decrease)	523,996	(360,477)

Class B(1)		Year Ended March 31, 2016

Sales		6
Issued to shareholders electing to receive payments of distributions in Fund shares		40
Redemptions		(4,865)
Exchange to Class A shares		(4,346)
Merger to Class A shares		(1,132)

Net decrease		(10,297)

Class C	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	185,189	558,966
Issued to shareholders electing to receive payments of distributions in Fund shares	17,558	39,739
Redemptions	(286,851)	(597,366)

Net increase (decrease)	(84,104)	1,339

Class I	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	483,584	758,855
Issued to shareholders electing to receive payments of distributions in Fund shares	11,661	24,445
Redemptions	(108,532)	(632,556)

Net increase	386,713	150,744

(1)	At the close of business on July 27, 2015, the Fund’s Class B shares were merged into Class A shares.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

18

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2016, the Fund had a balance outstanding pursuant to this line of credit of $400,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2016. The Fund’s average borrowings or allocated fees during the six months ended September 30, 2016 were not significant.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$88,387,214	$—	$88,387,214
Taxable Municipal Securities	—	4,270,420	—	4,270,420
Corporate Bonds & Notes	—	2,176,534	—	2,176,534
Closed-End Funds	857,312	—	—	857,312
Miscellaneous	—	—	414,868	414,868

Total Investments	$857,312	$94,834,168	$414,868	$96,106,348

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2016 is not presented.

At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Name Change

Effective April 25, 2016, the name of Eaton Vance New York Limited Maturity Municipal Income Fund was changed to Eaton Vance New York Municipal Opportunities Fund and its investment objective was changed as disclosed in Note 1.

19

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance New York Municipal Opportunities Fund (formerly Eaton Vance New York Limited Maturity Municipal Income Fund) (the “Fund”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

21

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. The Board noted that actions are being taken by the Adviser to address Fund performance, including recently implemented changes to the Fund’s investment objective and policies, and concluded that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

22

Eaton Vance

New York Municipal Opportunities Fund

September 30, 2016

Officers and Trustees

Officers of Eaton Vance New York Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance New York Municipal Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.16

Eaton Vance

Short Duration Municipal Opportunities Fund

Semiannual Report

September 30, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2016

Eaton Vance

Short Duration Municipal Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	19

Officers and Trustees	25

Important Notices	26

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	1.59%	4.05%	2.73%	3.07%
Class A with 2.25% Maximum Sales Charge	—	—	–0.68	1.70	2.27	2.83
Class C at NAV	12/08/1993	06/01/1992	1.22	3.23	1.97	2.31
Class C with 1% Maximum Sales Charge	—	—	0.22	2.23	1.97	2.31
Class I at NAV	08/03/2010	06/01/1992	1.67	4.20	2.88	3.15
Bloomberg Barclays 7 Year Municipal Bond Index	—	—	1.77%	4.60%	3.71%	4.82%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.62%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.61%	1.87%	2.76%
Taxable-Equivalent Distribution Rate				4.86	3.48	5.14
SEC 30-day Yield				0.72	0.00 *	0.89
Taxable-Equivalent SEC 30-day Yield				1.35	0.00 *	1.66

*	Amount is less than 0.005%.

Fund Profile

Credit Quality (% of total investments)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Prior to August 24, 2016, Bloomberg Barclays 7 Year Municipal Bond Index was named Barclays 7 Year Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.

SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders
Effective November 14, 2016, the name of Eaton Vance Short Duration Municipal Opportunities Fund was changed from Eaton Vance Massachusetts Limited Maturity Municipal Income Fund. In addition, the Fund changed its investment objective and investment strategy to (i) seeking to maximize after-tax total return; (ii) invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax; (iii) limit below investment grade investments to up to 50% of the Fund’s net assets; (iv) shorten its dollar-weighted average portfolio duration to less than 4.5 years; and (v) invest up to 20% of its net assets in taxable municipal and U.S. government obligations.

In connection with the foregoing, effective November 14, 2016, the Fund changed its primary benchmark to the Bloomberg Barclays Short–Intermediate 1–10 Year Municipal Bond Index because the investment adviser believes it is more closely aligned with the Fund’s revised investment objective.

3

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 – September 30, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (4/1/16)	Ending Account Value (9/30/16)	Expenses Paid During Period* (4/1/16 – 9/30/16)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,015.90	$3.94	0.78%
Class C	$1,000.00	$1,012.20	$7.72	1.53%
Class I	$1,000.00	$1,016.70	$3.19	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$3.95	0.78%
Class C	$1,000.00	$1,017.40	$7.74	1.53%
Class I	$1,000.00	$1,021.90	$3.19	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2016.

4

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 104.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.4%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	$1,000	$1,188,540
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,000	1,297,980

		$2,486,520

Education — 18.9%
Massachusetts Development Finance Agency, (Babson College), 5.00%, 10/1/23	$500	$615,735
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/20	680	734,108
Massachusetts Development Finance Agency, (College of the Holy Cross), 5.00%, 9/1/25	170	218,027
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/27	1,325	1,586,714
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Sciences), 5.00%, 7/1/23	150	184,353
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/22	155	177,707
Massachusetts Development Finance Agency, (MCPHS University), 4.00%, 7/1/23	200	232,694
Massachusetts Development Finance Agency, (MCPHS University), 5.00%, 7/1/24	125	155,974
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/27	500	593,390
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,030	1,131,589
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,000	1,034,720
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	1,645	2,056,250
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/24	500	602,725
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	100	107,581
University of Massachusetts Building Authority, 5.00%, 5/1/20	1,000	1,102,220

		$10,533,787

Escrowed / Prerefunded — 7.7%
Manchester Essex Regional School District, MA, Prerefunded to 1/15/18, 5.00%, 1/15/20	$1,000	$1,053,990
Massachusetts Development Finance Agency, (College of the Holy Cross), Prerefunded to 9/1/18, 5.00%, 9/1/20	320	345,175
Massachusetts Development Finance Agency, (Dominion Energy Brayton), Prerefunded to 5/1/19, 5.75%, 12/1/42	1,000	1,122,460

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/19	$200	$216,264
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.25%, 8/15/20	150	162,198
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,290	1,380,158

		$4,280,245

General Obligations — 9.1%
Commonwealth of Massachusetts, 4.00%, 10/1/28	$815	$911,072
Quincy, MA, 2.00%, 9/29/17	1,000	1,009,880
Southborough, MA, 3.00%, 6/1/21	1,060	1,157,319
Wellesley, MA, 5.00%, 6/1/17	850	874,038
Wilmington, MA, 4.00%, 3/15/28	1,000	1,107,070

		$5,059,379

Hospital — 21.5%
Doylestown Hospital Authority, PA, (Doylestown Hospital), 5.00%, 7/1/20(1)	$1,155	$1,293,681
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/20	1,000	1,097,330
Massachusetts Development Finance Agency, (Berkshire Health System), 5.00%, 10/1/24	250	288,368
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/22	750	899,415
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/24	750	940,657
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	211,525
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/23	625	758,050
Massachusetts Development Finance Agency, (Tufts Medical Center), 5.50%, 1/1/22	500	585,805
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,000	1,100,600
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	710	777,947
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/18	750	773,558
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/22	1,000	1,105,450
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center), 5.00%, 7/1/20(1)	1,000	1,099,500
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/19	1,000	1,074,040

		$12,005,926

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 0.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$500	$505,995

		$505,995

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,640	$1,787,567

		$1,787,567

Insured – Escrowed / Prerefunded — 3.3%
Massachusetts Health and Educational Facilities Authority, (CareGroup Healthcare System), (NPFG), Prerefunded to 7/1/18, 5.25%, 7/1/21	$1,000	$1,076,280
Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	635	754,037

		$1,830,317

Insured – General Obligations — 7.4%
Boston, MA, (NPFG), 0.125%, 3/1/22	$3,105	$2,927,798
Massachusetts, (NPFG), 5.25%, 8/1/22	1,000	1,228,820

		$4,156,618

Insured – Hospital — 1.0%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$500	$563,025

		$563,025

Insured – Special Tax Revenue — 8.6%
Martha’s Vineyard Land Bank, MA, (BAM), 4.00%, 5/1/22	$1,470	$1,684,061
Martha’s Vineyard Land Bank, MA, (BAM), 5.00%, 5/1/23	425	521,747
Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	1,600	1,923,312
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	500	675,710

		$4,804,830

Insured – Transportation — 1.2%
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	$710	$656,913

		$656,913

Insured – Water and Sewer — 2.2%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,000	$1,245,590

		$1,245,590

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.9%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	$1,000	$1,104,700
Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	500	536,995

		$1,641,695

Senior Living / Life Care — 4.0%
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/18(1)	$215	$221,742
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/19(1)	200	210,228
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/20(1)	210	224,081
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/21(1)	300	324,246
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22(1)	300	327,960
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	275	305,742
Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17(2)	100	101,957
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(2)	500	500,880

		$2,216,836

Special Tax Revenue — 1.6%
South Village Community Development District, FL, 2.00%, 5/1/17	$290	$291,134
South Village Community Development District, FL, 2.00%, 5/1/18	295	297,566
South Village Community Development District, FL, 2.00%, 5/1/19	300	303,306

		$892,006

Student Loan — 1.0%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/20	$500	$549,150

		$549,150

Transportation — 5.2%
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	$1,000	$1,166,880
Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	500	562,815

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/26	$1,000	$1,198,910

		$2,928,605

Total Tax-Exempt Municipal Securities — 104.1% (identified cost $53,520,810)		$58,145,004

Taxable Municipal Securities — 2.9%

Education — 2.0%
University of Massachusetts Building Authority, 2.108%, 11/1/19	$1,100	$1,121,527

		$1,121,527

Student Loan — 0.9%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$500	$515,115

		$515,115

Total Taxable Municipal Securities — 2.9% (identified cost $1,599,327)		$1,636,642

Total Investments — 107.0% (identified cost $55,120,137)		$59,781,646

Other Assets, Less Liabilities — (7.0)%		$(3,927,749)

Net Assets — 100.0%		$55,853,897

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At September 30, 2016, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Massachusetts	88.7%
Others, representing less than 10% individually	18.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2016, 25.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 14.0% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2016, the aggregate value of these securities is $1,108,832 or 2.0% of the Fund’s net assets.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2016
Investments, at value (identified cost, $55,120,137)	$59,781,646
Cash	10,956
Interest receivable	586,773
Receivable for Fund shares sold	83,989
Total assets	$60,463,364

Liabilities
Demand note payable	$400,000
Payable for when-issued securities	3,690,741
Payable for Fund shares redeemed	393,371
Distributions payable	44,014
Payable to affiliates:
Investment adviser fee	18,734
Distribution and service fees	10,619
Accrued expenses	51,988
Total liabilities	$4,609,467
Net Assets	$55,853,897

Sources of Net Assets
Paid-in capital	$54,665,132
Accumulated net realized loss	(3,470,083)
Accumulated distributions in excess of net investment income	(2,661)
Net unrealized appreciation	4,661,509
Net Assets	$55,853,897

Class A Shares
Net Assets	$28,694,242
Shares Outstanding	2,843,524
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.32

Class C Shares
Net Assets	$9,531,474
Shares Outstanding	986,106
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.67

Class I Shares
Net Assets	$17,628,181
Shares Outstanding	1,747,021
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.09

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2016
Interest	$1,017,198
Total investment income	$1,017,198

Expenses
Investment adviser fee	$121,031
Distribution and service fees
Class A	24,986
Class C	45,306
Trustees’ fees and expenses	1,865
Custodian fee	14,027
Transfer and dividend disbursing agent fees	11,938
Legal and accounting services	22,266
Printing and postage	4,349
Registration fees	3,477
Miscellaneous	10,511
Total expenses	$259,756

Net investment income	$757,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$612,058
Net realized gain	$612,058
Change in unrealized appreciation (depreciation) —
Investments	$(423,890)
Net change in unrealized appreciation (depreciation)	$(423,890)

Net realized and unrealized gain	$188,168

Net increase in net assets from operations	$945,610

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
From operations —
Net investment income	$757,442	$1,606,273
Net realized gain (loss) from investment transactions	612,058	(21,742)
Net change in unrealized appreciation (depreciation) from investments	(423,890)	106,283
Net increase in net assets from operations	$945,610	$1,690,814
Distributions to shareholders —
From net investment income
Class A	$(425,274)	$(980,272)
Class C	(90,904)	(194,310)
Class I	(232,095)	(413,733)
Total distributions to shareholders	$(748,273)	$(1,588,315)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$749,647	$3,398,382
Class C	256,265	710,813
Class I	4,120,281	5,278,141
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	375,545	881,082
Class C	71,765	153,990
Class I	45,315	66,298
Cost of shares redeemed
Class A	(8,000,456)	(11,912,332)
Class C	(1,224,884)	(1,527,580)
Class I	(2,504,800)	(3,165,393)
Net decrease in net assets from Fund share transactions	$(6,111,322)	$(6,116,599)

Net decrease in net assets	$(5,913,985)	$(6,014,100)

Net Assets
At beginning of period	$61,767,882	$67,781,982
At end of period	$55,853,897	$61,767,882

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,661)	$(11,830)

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Financial Highlights

	Class A
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.060		$10.030	$9.900	$10.270	$10.240	$9.850

Income (Loss) From Operations
Net investment income(1)	$0.131		$0.264	$0.271	$0.289	$0.290	$0.331
Net realized and unrealized gain (loss)	0.029		0.027	0.128	(0.372)	0.028	0.390

Total income (loss) from operations	$0.160		$0.291	$0.399	$(0.083)	$0.318	$0.721

Less Distributions
From net investment income	$(0.130)		$(0.261)	$(0.269)	$(0.287)	$(0.288)	$(0.331)

Total distributions	$(0.130)		$(0.261)	$(0.269)	$(0.287)	$(0.288)	$(0.331)

Net asset value — End of period	$10.090		$10.060	$10.030	$9.900	$10.270	$10.240

Total Return(2)	1.59	%(3)	2.95%	4.06%	(0.77)%	3.13%	7.43%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,694		$35,441	$43,069	$39,604	$42,208	$43,283
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.78	%(5)	0.77%	0.77%	0.78%	0.79%	0.82%
Net investment income	2.59	%(5)	2.65%	2.71%	2.91%	2.80%	3.27%
Portfolio Turnover	22	%(3)	9%	4%	8%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$9.640		$9.610	$9.480	$9.840	$9.810	$9.430

Income (Loss) From Operations
Net investment income(1)	$0.089		$0.181	$0.188	$0.206	$0.204	$0.245
Net realized and unrealized gain (loss)	0.029		0.027	0.127	(0.362)	0.028	0.379

Total income (loss) from operations	$0.118		$0.208	$0.315	$(0.156)	$0.232	$0.624

Less Distributions
From net investment income	$(0.088)		$(0.178)	$(0.185)	$(0.204)	$(0.202)	$(0.244)

Total distributions	$(0.088)		$(0.178)	$(0.185)	$(0.204)	$(0.202)	$(0.244)

Net asset value — End of period	$9.670		$9.640	$9.610	$9.480	$9.840	$9.810

Total Return(2)	1.22	%(3)	2.20%	3.34%	(1.57)%	2.37%	6.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,531		$10,396	$11,036	$11,152	$12,845	$12,647
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.53	%(5)	1.52%	1.52%	1.53%	1.54%	1.57%
Net investment income	1.84	%(5)	1.89%	1.96%	2.16%	2.05%	2.52%
Portfolio Turnover	22	%(3)	9%	4%	8%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012
Net asset value — Beginning of period	$10.060		$10.030	$9.900	$10.270	$10.240	$9.850

Income (Loss) From Operations
Net investment income	$0.139	(1)	$0.278 (1)	$0.286 (1)	$0.304 (1)	$0.305	$0.346
Net realized and unrealized gain (loss)	0.028		0.027	0.128	(0.372)	0.029	0.390

Total income (loss) from operations	$0.167		$0.305	$0.414	$(0.068)	$0.334	$0.736

Less Distributions
From net investment income	$(0.137)		$(0.275)	$(0.284)	$(0.302)	$(0.304)	$(0.346)

Total distributions	$(0.137)		$(0.275)	$(0.284)	$(0.302)	$(0.304)	$(0.346)

Net asset value — End of period	$10.090		$10.060	$10.030	$9.900	$10.270	$10.240

Total Return(2)	1.67	%(3)	3.10%	4.21%	(0.62)%	3.28%	7.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,628		$15,931	$13,677	$10,227	$10,587	$6,050
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.63	%(5)	0.62%	0.62%	0.63%	0.64%	0.66%
Net investment income	2.75	%(5)	2.79%	2.85%	3.07%	2.93%	3.02%
Portfolio Turnover	22	%(3)	9%	4%	8%	7%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Municipal Opportunities Fund (formerly, Eaton Vance Massachusetts Limited Maturity Municipal Income Fund) (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes. Effective November 14, 2016, the Fund’s investment objective and principal investment strategy changed (see Note 10). The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of September 30, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

14

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

I  Interim Financial Statements — The interim financial statements relating to September 30, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2016, the Fund, for federal income tax purposes, had capital loss carryforwards of $2,463,657 and deferred capital losses of $1,678,848 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforwards will expire on March 31, 2017 ($1,158,951), March 31, 2018 ($869,381) and March 31, 2019 ($435,325) and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2016, $893,474 are short-term and $785,374 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,050,603

Gross unrealized appreciation	$4,732,222
Gross unrealized depreciation	(1,179)

Net unrealized appreciation	$4,731,043

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, when daily net assets are less than $500 million and at reduced rates when daily net assets are $500 million or more. For the six months ended September 30, 2016, the investment adviser fee amounted to $121,031 or 0.40% (annualized) of the Fund’s average daily net assets.

15

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

On October 20, 2016, the shareholders of the Fund approved a new investment advisory and administrative agreement between the Fund and EVM (see Note 10).

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2016, EVM earned $1,087 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $823 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2016. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2016 amounted to $24,986 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2016, the Fund paid or accrued to EVD $37,755 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2016 amounted to $7,551 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2016, the Fund was informed that EVD received approximately $1,000 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,140,102 and $13,498,503, respectively, for the six months ended September 30, 2016.

16

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	74,128	339,748
Issued to shareholders electing to receive payments of distributions in Fund shares	37,121	88,404
Redemptions	(789,520)	(1,199,533)

Net decrease	(678,271)	(771,381)

Class C	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	26,403	74,495
Issued to shareholders electing to receive payments of distributions in Fund shares	7,404	16,125
Redemptions	(126,203)	(160,653)

Net decrease	(92,396)	(70,033)

Class I	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Sales	407,185	530,828
Issued to shareholders electing to receive payments of distributions in Fund shares	4,479	6,651
Redemptions	(247,828)	(317,701)

Net increase	163,836	219,778

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $545 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2016, the Fund had a balance outstanding pursuant to this line of credit of $400,000 at an interest rate of 1.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2016. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2016. The Fund’s borrowings or allocated fees during the six months ended September 30, 2016 were not significant.

17

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$58,145,004	$—	$58,145,004
Taxable Municipal Securities	—	1,636,642	—	1,636,642

Total Investments	$—	$59,781,646	$—	$59,781,646

The Fund held no investments or other financial instruments as of March 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

10  Subsequent Event

Effective November 14, 2016, the investment objective of the Fund changed from providing current income exempt from regular federal income tax and Massachusetts state personal income taxes to seeking to maximize after-tax total return. The Fund also changed its principal investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax. In connection with the change in the Fund’s investment objective and principal investment strategy, the Board of Trustees approved a new investment advisory and administrative agreement and the name of the Fund changed to Eaton Vance Short Duration Municipal Opportunities Fund. The shareholders of the Fund approved these changes at a special meeting on October 20, 2016.

Under the new investment advisory and administrative agreement effective November 14, 2016, the investment adviser and administration fee is computed at an annual rate of 0.40% of the Fund’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion or more. In addition, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.70%, 1.45% and 0.55% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after July 31, 2018.

18

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 26, 2016, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2016. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized groups of peer funds identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2016, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, sixteen, four, nine and eleven times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (the “Fund”), with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

20

Eaton Vance

Massachusetts Limited Maturity Municipal Income Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2015 for the Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds. The Board noted the adverse impact of the Fund’s focus on higher quality debt instruments and shorter duration relative to comparable funds.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2015, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

21

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At meetings of the Boards of Trustees (each, a “Board”) of the registered investment companies (the “Eaton Vance Funds”) advised, administered and/or distributed by Eaton Vance Management (the “Adviser”) or its affiliates (together, with the Adviser, “Eaton Vance”) held on June 14 and 15, 2016 and August 9 and 10, 2016 (the “Meetings”), the Board of the Eaton Vance Massachusetts Limited Maturity Municipal Income Fund (which, effective November 14, 2016, was renamed Eaton Vance Short Duration Municipal Opportunities Fund) (the “Fund”), including a majority of the Independent Trustees, voted to approve a new investment advisory and administrative agreement between the Fund and the Adviser, subject to shareholder approval (the “proposed advisory agreement”).

Prior to voting its approval of the proposed advisory agreement, the Board received information from Eaton Vance that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by Eaton Vance for the Meetings relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees, including meetings at which the Board or its committees considered other investment advisory agreements for the Fund and other Eaton Vance Funds. The Board noted that it had recently approved the continuation of the Fund’s current investment advisory agreement (the “current advisory agreement”) with Boston Management and Research (“BMR”), an affiliate of the Adviser, in connection with the annual contract renewal process at its meeting held on April 26 and 27, 2016. In considering the proposed advisory agreement, the Board considered information furnished to the Board and its committees in connection with its approval of the current advisory agreement.

The information that the Board considered at the Meetings and/or in connection with the annual contract renewal process included, among other things, the following:

Information about Fees, Performance and Expenses

•	Information comparing the advisory and related fees paid and payable by the Fund, before and after giving effect to the terms of the proposed advisory agreement, with fees paid by comparable funds;

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Information comparing the total expense ratio of the Fund and its components for the year ended March 31, 2016, and on a pro forma basis after giving effect to the terms of the proposed advisory agreement, to the total expense ratio and components of comparable funds;

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A report from an independent data provider comparing the investment performance of the Fund (as managed in accordance with the Fund’s current investment objective and policies) to the investment performance of comparable funds over various time periods;

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Data regarding investment performance of the Fund (as managed in accordance with the Fund’s current investment objective and policies) in comparison to a benchmark index and customized groups of peer funds identified by Eaton Vance in consultation with the Board;

•	Profitability analyses for Eaton Vance with respect to the Fund for the prior year under the current advisory agreement and related administrative services agreement;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by Eaton Vance, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

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Information about the allocation of brokerage transactions and the benefits received by Eaton Vance as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about Eaton Vance

•	Reports detailing the financial results and condition of Eaton Vance;

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Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by Eaton Vance (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of Eaton Vance;

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Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by the Eaton Vance;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by Eaton Vance; and

•	The terms of the proposed advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s proposed advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the proposed advisory agreement for the Fund, subject to shareholder approval. The conclusions reached with respect to the proposed advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the proposed advisory agreement.

Nature, Extent and Quality of Services

In considering whether to approve the proposed advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

In connection with its approval of the proposed advisory agreement, the Board considered the manner in which certain proposed changes to the Fund’s investment objective and certain investment policies, including, among others, changes to the Fund’s current 80% policy such that the Fund would no longer be required to (although it may) invest in municipal obligations that are exempt from Massachusetts state personal income taxes, may affect the services to be provided under the proposed advisory agreement. Among other things, the Board considered the fact that the Adviser and BMR are staffed by the same personnel and that the appointment of the Adviser to provide investment advisory services under the proposed advisory agreement will not result in a change to the Fund’s portfolio manager or other investment professionals currently involved in the management of the Fund.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations of various maturities and credit quality. The Board considered the Adviser’s municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the proposed advisory agreement.

Fund Performance

The Board concluded that, in light of the proposed changes to the investment objective and policies of the Fund, which would be implemented in connection with shareholder approval of the proposed advisory agreement, the prior performance of the Fund and Eaton Vance in managing the Fund was not a material factor for the Board in its consideration of the proposed advisory agreement.

23

Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”) under the proposed advisory agreement. As part of its review, the Board considered the Fund’s total expense ratio on a pro forma basis after giving effect to the proposed advisory agreement based on the total expenses of the Fund at March 31, 2016, before and after giving effect to an undertaking by the Adviser to waive fees or reimburse expenses in specified amounts. The Board compared these fees and pro forma expense ratios of the Fund with the fees and expense ratios of comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged to the Fund for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by Eaton Vance with respect to the Fund in providing investment advisory and administrative services for the prior year under the current advisory agreement. The Board considered the level of profits realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by Eaton Vance in connection with its relationships with the Fund, including the benefits of research services that may be available to the Eaton Vance as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered to the Fund, the profits realized by the Adviser and its affiliates with respect to the Fund were not excessive. The Board also concluded that, in light of the services to be provided by the Adviser under the proposed advisory agreement, the current size of the Fund, the prospects for growth of assets in the foreseeable future, and the structure of the fee to be paid under the proposed advisory agreement, which includes breakpoints at several asset levels, the profits to be realized by the Adviser and its affiliates with respect to the Fund going forward are not expected to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee under the proposed advisory agreement, which includes breakpoints at several asset levels, can be expected to allow the Fund to share in benefits from any economies of scale in the future.

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Eaton Vance

Short Duration Municipal Opportunities Fund

September 30, 2016

Officers and Trustees

Officers of Eaton Vance Short Duration Municipal Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Short Duration Municipal Opportunities Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee
**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

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None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 21, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 21, 2016